Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Concentrations

nOTE 9: CONCENTRATIONS

During the six months ended June 30, 2017 and 2016, the Company had one and two major customers comprising 100% and 99% of sales. A major customer is defined as a customer that represents 10% or greater of total sales. The Company does not believe that the risk associated with these customers will have an adverse effect on the business.

nOTE 9: CONCENTRATIONS

During the years ended December 31, 2016 and 2015, the Company had two and three major customers comprising 81% and 90% of sales. A major customer is defined as a customer that represents 10% or greater of total sales. Additionally, the Company had three customers as of December 31, 2015 with accounts receivable balances representing 85% of the total accounts receivable. The Company does not believe that the risk associated with these customers will have an adverse effect on the business.

Omnim2m, Inc [Member]
Concentrations

nOTE 7: CONCENTRATIONS

During the six months ended June 30, 2017 and 2016, the Company had three and two major customers comprising 63% and 89% of sales. A major customer is defined as a customer that represents 10% or greater of total sales. Additionally, the Company had three customers as of June 30, 2017 with accounts receivable balances of 100% of the total accounts receivable. The Company does not believe that the risk associated with these customers will have an adverse effect on the business.

nOTE 7: CONCENTRATIONS

During the years ended December 31, 2016 and 2015, the Company had two and one major customer comprising 61% and 44% of sales. A major customer is defined as a customer that represents 10% or greater of total sales. Additionally, the Company had two customers as of December 31, 2015 with accounts receivable balances of 100% of the total accounts receivable. The Company does not believe that the risk associated with these customers will have an adverse effect on the business.